Lease Liability - Summary of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities [Line Items]
Total	$ 45,268	$ 46,998
Due in Less than One Year
Lease Liabilities [Line Items]
Total	8,474	5,546
Due between One and Five Years
Lease Liabilities [Line Items]
Total	23,543	25,151
Due in More than Five Years
Lease Liabilities [Line Items]
Total	$ 13,251	$ 16,301